Net Income (Loss) Per Share (Details) - Schedule of basic and diluted earnings (loss) per share attributable to common stockholders - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss (income)	$ (18,115)	$ 10,555	$ (33,545)	$ (1,339)	$ 4,345	$ (41,650)
Accretion of preferred stock	(3,798)	(3,670)	(7,737)	(7,341)
Loss attributable to participating warrants and preferred stock shareholders		(6,685)
Net (loss) income attributable to common stockholders, basic	(21,913)	200	(41,282)	(8,680)
Effect of convertible notes		(24,421)		(24,421)
Net loss attributable to common stockholders, diluted	(21,913)	(24,221)	(41,282)	(33,101)
Denominator:	$ 5,470	$ (41,650)	$ 5,470	$ (41,650)
Weighted-average common shares attributable to common stockholders, basic (in Shares)	3,500,848	870,263	2,410,827	870,263
Effect of convertible notes (in Shares)		16,547,513
Weighted average number of common shares - diluted (in Shares)	3,500,848	17,417,776	2,410,827	870,263
Weighted-average common shares attributable to common stockholders, diluted (in Dollars per share)	$ (6.26)	$ 0.23	$ (17.12)	$ (9.97)
Effect of convertible notes (in Dollars per share)		(1.62)
Net loss per common share attributable to common stockholders, diluted (in Dollars per share)	$ (6.26)	$ (1.39)	$ (17.12)	$ (9.97)